FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03171

Value Line  U.S. Government Securities Fund, Inc.

220 E. 42 Street, New York, NY 10017
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of Fiscal year-end: August 31

Date of reporting period: July 1, 2009 – June 30, 2010

Item 1. Proxy Voting Record:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03171
Reporting Period: 07/01/2009 - 06/30/2010
Value Line US Government Securities Fund, Inc.

=========================== Value Line US Government ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line U.S. Government Securities Fund, Inc.
(Registrant)

By: /s/ Mitchell E. Appel
Mitchell E. Appel
President

Date: August 24, 2010